Total
MFS Managed Wealth Fund
MFS® Managed Wealth Fund
SUPPLEMENT TO THE PROSPECTUS Supplement dated December 21, 2023, to the Prospectus dated September 28, 2023.
MFS® Managed Wealth Fund
Effective immediately, the table entitled "Performance Table" in the sub-section entitled "Performance Information" under the main heading entitled "Summary of Key Information" is restated as follows:
Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2022)
Average Annual Returns - MFS Managed Wealth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
B	(7.01%)	1.15%	1.39%	Jun. 27, 2014
C	(4.12%)	1.53%	1.39%	Jun. 27, 2014
I	(2.15%)	2.56%	2.37%	Jun. 27, 2014
R1	(3.13%)	1.53%	1.35%	Jun. 27, 2014
R2	(2.64%)	2.05%	1.87%	Jun. 27, 2014
R3	(2.46%)	2.31%	2.11%	Jun. 27, 2014
R4	(2.13%)	2.56%	2.37%	Jun. 27, 2014
R6	(2.13%)	2.61%	2.40%	Jun. 27, 2014
A	(7.94%)	1.19%	1.52%	Jun. 27, 2014
After Taxes on Distributions | A	(7.94%)	1.14%	1.34%
After Taxes on Distributions and Sale of Fund Shares | A	(4.70%)	0.91%	1.15%
ICE BofA 0-3 Month U.S. Treasury Bill Index	1.53%	1.23%	0.85%	Jun. 27, 2014
Standard & Poor's 500 Stock Index	(18.11%)	9.42%	10.30%	Jun. 27, 2014